Leases (Tables)	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Summary of operating lease right-of-use assets and the amortization
Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,
	2024	2025
	US$	US$
Operating Leases
Operating lease right-of-use assets	18,206	16,770
Total operating lease assets	18,206	16,770

Operating lease liabilities, current	5,611	4,983
Operating lease liabilities, non-current	16,696	15,696
Total operating lease liabilities	22,307	20,679

Summary of components of lease cost
The components of lease costs were as follows:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Operating lease costs	6,751	7,180	6,060
Short-term lease costs	518	445	73
Total	7,269	7,625	6,133
The lease costs were allocated as follows:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Selling, general and administrative expenses	3,990	4,366	3,265
Research and development expenses	3,279	3,259	2,868
Total	7,269	7,625	6,133
Supplemental cash flow information related to operating leases was as follows:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	4,406	5,422	6,112

Right-of-use assets obtained in exchange for lease obligations
Operating leases	7,918	3,952	3,494

Weighted average remaining lease term and weighted average discount rate for leases are as follows:

	Year ended December 31,
	2023	2024	2025
Weighted average remaining lease term (years):
Operating leases	6.14	5.59	5.33

Weighted average discount rate:
Operating leases	8.65%	8.06%	8.34%

Schedule of future minimum lease payments
Maturities of operating lease liabilities were as follows:

As of December 31, 2025
US$
2026	5,413
2027	5,350
2028	4,352
2029	3,475
2030	3,241
2031 and thereafter	3,741
Total undiscounted lease payments	25,572
Less imputed interest	(4,893)
Present value of lease liabilities	20,679
Operating lease liabilities, current	4,983
Operating lease liabilities, non-current	15,696